United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  3/31/2009

Date of Reporting Period:  Six months ended 9/30/2008

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Tax-Free Instruments Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2008

Investment Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Investment Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2008		2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008		0.028		0.029		0.020	0.008	0.004
Net realized gain (loss) on investments	(0.000	) [1]	0.000	[1]	0.000	[1]	--	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.008		0.028		0.029		0.020	0.008	0.004
Less Distributions:
Distributions from net investment income	(0.008)		(0.028)		(0.029)		(0.020)	(0.008)	(0.004)
Distributions from net realized gain on investments	--		(0.000	) [1]	(0.000	) [1]	--	--	--
TOTAL DISTRIBUTIONS	(0.008)		(0.028)		(0.029)		(0.020)	(0.008)	(0.004)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return [2]	0.82%		2.81%		2.89%		2.04%	0.75%	0.39%

Ratios to Average Net Assets:
Net expenses	0.75	% [3,4]	0.75%		0.76%		0.75%	0.75%	0.75%
Net investment income	1.63	% [4]	2.76%		2.86%		2.03%	0.76%	0.39%
Expense waiver/reimbursement [5]	0.06	% [4]	0.06%		0.06%		0.14%	0.17%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,414,847		$3,151,612		$2,670,031		$2,521,430	$2,511,672	$2,461,922

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the six months ended September 30, 2008 is 0.75% after taking into account this expense reduction.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2008		2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009		0.029		0.030		0.022	0.009	0.006
Net realized gain (loss) on investments	(0.000	) [1]	0.000	[1]	0.000	[1]	--	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.009		0.029		0.030		0.022	0.009	0.006
Less Distributions:
Distributions from net investment income	(0.009)		(0.029)		(0.030)		(0.022)	(0.009)	(0.006)
Distributions from net realized gain on investments	--		(0.000	) [1]	(0.000	) [1]	--	--	--
TOTAL DISTRIBUTIONS	(0.009)		(0.029)		(0.030)		(0.022)	(0.009)	(0.006)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return [2]	0.90%		2.96%		3.06%		2.21%	0.92%	0.56%

Ratios to Average Net Assets:
Net expenses	0.59	% [3,4]	0.59%		0.59%		0.59%	0.59%	0.59%
Net investment income	1.78	% [4]	2.86%		3.01%		2.21%	0.92%	0.55%
Expense waiver/reimbursement [5]	0.26	% [4]	0.26%		0.26%		0.27%	0.27%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$361,583		$265,149		$222,721		$230,200	$220,681	$209,039

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the six months ended September 30, 2008 is 0.59% after taking into account this expense reduction.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2008 to September 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 4/1/2008	Ending Account Value 9/30/2008	Expenses Paid During Period [1]
Actual:
Investment Shares	$1,000	$1,008.20	$3.78
Institutional Service Shares	$1,000	$1,009.00	$2.97
Hypothetical (assuming a 5% return before expenses):
Investment Shares	$1,000	$1,021.31	$3.80
Institutional Service Shares	$1,000	$1,022.11	$2.99

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Investment Shares	0.75%
Institutional Service Shares	0.59%

Portfolio of Investments Summary Tables

At September 30, 2008, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	74.9%
Municipal Notes	14.6%
Commercial Paper	2.8%
Other Assets and Liabilities--Net [2]	7.7%
TOTAL	100.0%

At September 30, 2008, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	75.1%
8-30 Days	0.1%
31-90 Days	4.7%
91-180 Days	4.1%
181 Days or more	8.3%
Other Assets and Liabilities--Net [2]	7.7%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

September 30, 2008 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--92.3% [1]
		Alabama--1.4%
$6,000,000		Mobile, AL IDB, PCR (Series 2008), 2.00% TOBs (Alabama Power Co.), Mandatory Tender 7/15/2009	$6,000,000
18,950,000		Parrish, AL IDB, PCR (Series 1994A) Daily VRDNs (Alabama Power Co.), 4.250%, 10/1/2008	18,950,000
17,960,000	[2,3]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 4.070%, 10/2/2008	17,960,000
9,650,000		Washington County, AL IDA, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bay Gas Storage Company, Ltd.)/(Regions Bank, Alabama LOC), 8.950%, 10/1/2008	9,650,000
		TOTAL	52,560,000
		Alaska--1.8%
8,630,000	[2,3]	Alaska State Housing Finance Corp., SPEARs (Series DB-507) Weekly VRDNs (Deutsche Bank AG LIQ), 4.000%, 10/2/2008	8,630,000
42,600,000		Valdez, AK Marine Terminal, (Series 1994C) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 7.900%, 10/1/2008	42,600,000
17,500,000		Valdez, AK Marine Terminal, (Series 2002) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 8.000%, 10/1/2008	17,500,000
		TOTAL	68,730,000
		Arizona--1.4%
480,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 8.100%, 10/2/2008	480,000
3,500,000		Arizona Health Facilities Authority, (2008 Series D) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 7.900%, 10/1/2008	3,500,000
9,725,000		Maricopa County, AZ, IDA, (Series 1984) Weekly VRDNs (Gannett Co., Inc.), 5.400%, 10/1/2008	9,725,000
1,000,000		Maricopa County, AZ, IDA, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 8.200%, 10/2/2008	1,000,000
6,000,000	[2,3]	Maricopa County, AZ, IDA, PUTTERs (Series 420) Weekly VRDNs (Catholic Healthcare West)/(JPMorgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 5.220%, 10/3/2008	6,000,000
14,000,000	[2,3]	Mesa, AZ Utility System, Clipper Tax-Exempt Certificates Trust (Series 2007-1) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/ (State Street Bank and Trust Co. LOC), 8.010%, 10/2/2008	14,000,000
13,000,000	[2,3]	Pinal County, AZ Electrical District No. 3, MACON Trust (Series 2006 U-1) Weekly VRDNs (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 4.700%, 10/2/2008	13,000,000
4,000,000		Sun Devil Energy Center LLC, AZ, (Series 2008) Weekly VRDNs (Arizona State University)/(Assured Guaranty Corp. INS)/(RBC Bank (USA) LIQ), 8.150%, 10/1/2008	4,000,000
		TOTAL	51,705,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		California--6.0%
$42,000,000		Bay Area Toll Authority, CA, (Series 2001A) Weekly VRDNs (Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 7.800%, 10/2/2008	$42,000,000
47,300,000		Bay Area Toll Authority, CA, (Series 2007A-2) Weekly VRDNs (Union Bank of California, N.A. LIQ), 7.750%, 10/2/2008	47,300,000
35,700,000		California Health Facilities Financing Authority, (2008 Series D) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 7.780%, 10/1/2008	35,700,000
23,340,000		California Statewide Communities Development Authority, (Series 2007) Weekly VRDNs (Azusa Pacific University)/(Allied Irish Banks PLC LOC), 8.120%, 10/2/2008	23,340,000
21,330,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-H) Weekly VRDNs (Bank of America N.A. LOC), 7.960%, 10/2/2008	21,330,000
20,000,000		San Francisco, CA Redevelopment Agency Community Facilities District No. 7 (Hunters Point Shipyard Phase One), (Series 2005A) Weekly VRDNs (KBC Bank N.V. LOC), 8.000%, 10/2/2008	20,000,000
26,800,000		Torrance, CA, (Series 1992: Hospital Revenue Bonds) Weekly VRDNs (Torrance Memorial Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 8.000%, 10/2/2008	26,800,000
11,000,000		Vallejo, CA Water Enterprise, (Series 2001A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 8.150%, 10/1/2008	11,000,000
		TOTAL	227,470,000
		Colorado--1.0%
1,895,000		Colorado Health Facilities Authority, (Series 1998D) Weekly VRDNs (North Metro Community Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 8.950%, 10/2/2008	1,895,000
450,000		Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank, N.A. LOC), 9.930%, 10/2/2008	450,000
9,375,000	[2,3]	Colorado Health Facilities Authority, PUTTERs (Series 2999) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 6.290%, 10/2/2008	9,375,000
700,000		Colorado Postsecondary Educational Facilities, (Series 1997) Weekly VRDNs (Waldorf School Association of Boulder, Inc. - Shining Mountain Waldorf School)/(Key Bank, N.A. LOC), 8.500%, 10/2/2008	700,000
3,085,000		Mesa County, CO, (Series 1996) Weekly VRDNs (3D Systems Corp.)/(Wells Fargo Bank, N.A. LOC), 8.150%, 10/2/2008	3,085,000
21,475,000	[2,3]	University of Colorado, Solar Eclipse (Series 2006-0066) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 4.250%, 10/2/2008	21,475,000
		TOTAL	36,980,000
		Connecticut--1.3%
2,900,000		Connecticut Development Authority Health Care Revenue, (Series 1993A) Weekly VRDNs (Corporation for Independent Living)/(HSBC Bank USA LOC), 7.850%, 10/1/2008	2,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Connecticut--continued
$3,000,000		Connecticut Development Authority, (Series 1999), 1.75% CP (New England Power Co.), Mandatory Tender 11/12/2008	$3,000,000
3,000,000		Connecticut Development Authority, (Series 1999), 1.85% CP (New England Power Co.), Mandatory Tender 10/9/2008	3,000,000
2,600,000		Connecticut State HEFA, (Series 2003 X2) Weekly VRDNs (Yale University), 7.650%, 10/2/2008	2,600,000
10,930,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Hoffman SummerWood Community)/(TD Banknorth N.A. LOC), 9.000%, 10/1/2008	10,930,000
11,520,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Greenwich Hospital, CT)/(Bank of America N.A. LOC), 7.750%, 10/1/2008	11,520,000
4,500,000		Connecticut State HEFA, (Series T-2) Weekly VRDNs (Yale University), 7.800%, 10/2/2008	4,500,000
5,000,000	[2,3]	Connecticut State, PUTTERs (Series 2956) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 4.220%, 10/2/2008	5,000,000
5,000,000		Waterbury, CT, 4.00% BANs, 9/2/2009	5,099,462
		TOTAL	48,549,462
		Delaware--3.6%
66,975,000		Delaware EDA, (Series 1985B) Weekly VRDNs (Hospital Billing & Collection Service Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 8.020%, 10/1/2008	66,975,000
70,000,000		Delaware EDA, (Series B) Daily VRDNs (Motiva Enterprises LLC), 5.700%, 10/1/2008	70,000,000
		TOTAL	136,975,000
		District of Columbia--1.1%
32,550,000		District of Columbia HFA, SFM Revenue Bonds Draw Down (Series 2005), 3.380% TOBs (Trinity Plus Funding Co. LLC INV), Mandatory Tender 10/25/2008	32,550,000
8,330,000	[2,3]	District of Columbia Water & Sewer Authority, MERLOTS (Series 2000 A11), 2.10% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/18/2009	8,330,000
		TOTAL	40,880,000
		Florida--4.0%
10,000,000		Citizens Property Insurance Corp. FL, (Series A-2), 4.50% RANs (FSA INS), 6/1/2009	10,129,962
7,630,000	[2,3]	Clipper Tax-Exempt Trust (Florida Non-AMT)/(Series 2008-5) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 7.960%, 10/2/2008	7,630,000
6,000,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/ (Northern Trust Co., Chicago, IL LOC), 8.830%, 10/1/2008	6,000,000
5,500,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(GTD by Textron Inc.), 9.100%, 10/1/2008	5,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Florida--continued
$75,000		JEA, FL Electric System, Subordinate Revenue Bonds (2001 Series B) Daily VRDNs (Bank of America N.A. LIQ), 4.250%, 10/1/2008	$75,000
3,800,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(GTD by H.J. Heinz Co.), 9.250%, 10/2/2008	3,800,000
5,000,000		Miami-Dade County, FL IDA, (Series 2005) Weekly VRDNs (Palmer Trinity Private School)/(Key Bank, N.A. LOC), 8.600%, 10/2/2008	5,000,000
40,600,000	[2,3]	Miami-Dade County, FL, Solar Eclipse (Series 2007-0045) Daily VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 4.750%, 10/1/2008	40,600,000
16,220,000		Orange County, FL, Health Facilities Authority, (Series 2008) Weekly VRDNs (Lakeside Behavioral Healthcare, Inc.)/(SunTrust Bank LOC), 7.900%, 10/1/2008	16,220,000
30,815,000		Orlando & Orange County Expressway Authority, FL, (Series 2003D) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 9.200%, 10/2/2008	30,815,000
10,000,000		Orlando, FL Utilities Commission, Revenue Refunding Bonds (Series 2004), 5.25% Bonds, 7/1/2009	10,248,486
14,695,000		Volusia County, FL Education Facility Authority, (Series 2001) Weekly VRDNs (Bethune-Cookman College, Inc.)/(SunTrust Bank LOC), 7.900%, 10/1/2008	14,695,000
		TOTAL	150,713,448
		Georgia--1.8%
13,940,000		Dalton, GA Development Authority, (Series 2003B) Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC), 7.250%, 10/2/2008	13,940,000
15,360,000		DeKalb County, GA Hospital Authority, (Series 2003B) Weekly VRDNs (DeKalb Medical Center, Inc.)/(FSA INS)/(Wachovia Bank N.A. LIQ), 7.900%, 10/2/2008	15,360,000
3,500,000		Floyd County, GA Development Authority PCRB, (First Series 2008) Daily VRDNs (Georgia Power Co.), 4.700%, 10/1/2008	3,500,000
4,150,000		Fulton County, GA Development Authority, (Series 1999) Weekly VRDNs (Boy's and Girl's Clubs)/(SunTrust Bank LOC), 7.900%, 10/1/2008	4,150,000
7,715,000		Gainesville & Hall County, GA Hospital Authority, (Series 2008G) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Bayerische Landesbank LOC), 7.930%, 10/1/2008	7,715,000
65,000		Newnan, GA Housing Authority, (Series 2002) Weekly VRDNs (Summit Point Apartments)/(Columbus Bank and Trust Co., GA LOC), 8.060%, 10/2/2008	65,000
16,200,000		Private Colleges & Universities Facilities of GA, (Series 2005C-2) Weekly VRDNs (Emory University), 7.750%, 10/2/2008	16,200,000
2,080,000		Rome-Floyd County, GA Development Authority, (Series 2000) Weekly VRDNs (VTI of Georgia)/(Wells Fargo Bank, N.A. LOC), 8.150%, 10/2/2008	2,080,000
4,430,000		Wayne County, GA, IDA, (Series 2004) Weekly VRDNs (Great Southern Wood, Inc.)/(Wachovia Bank N.A. LOC), 7.650%, 10/3/2008	4,430,000
		TOTAL	67,440,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Hawaii--0.1%
$4,250,000	[2,3]	Hawaii State, ROCs (Series 6062) Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 4.230%, 10/2/2008	$4,250,000
10,000	[2,3]	University of Hawaii, Solar Eclipse (Series 2007-0064) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 4.440%, 10/2/2008	10,000
		TOTAL	4,260,000
		Idaho--1.2%
10,000,000	[2,3]	Idaho Health Facilities Authority, Term Tender Custodial Receipts (Series 2008M), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/26/2008	10,003,029
25,000,000	[2,3]	Idaho Health Facilities Authority, Term Tender Custodial Receipts (Series 2008W), 2.40% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 1/9/2009	25,010,612
10,000,000		Idaho State, 3.00% TANs, 6/30/2009	10,093,706
		TOTAL	45,107,347
		Illinois--2.5%
4,185,000	[2,3]	Chicago, IL Board of Education, SPEARs (DB-338) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 5.080%, 10/2/2008	4,185,000
13,900,000		Chicago, IL MFH Revenue Weekly VRDNs (St. Luke Renaissance)/(Harris, N.A. LOC), 8.260%, 10/2/2008	13,900,000
5,000,000		Cook County, IL, Capital Improvement Bonds (Series 2004E) Weekly VRDNs (DePfa Bank PLC LIQ), 7.750%, 10/2/2008	5,000,000
1,000,000		Illinois Development Finance Authority IDB Weekly VRDNs (Aurora Central Catholic High School)/(Allied Irish Banks PLC LOC), 7.760%, 10/1/2008	1,000,000
5,100,000		Illinois Development Finance Authority, (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 7.500%, 10/2/2008	5,100,000
5,050,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Illinois Wesleyan University)/(Northern Trust Co., Chicago, IL LOC), 6.500%, 10/2/2008	5,050,000
10,500,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Resurrection Health Care Corp.)/(LaSalle Bank, N.A. LOC), 9.700%, 10/1/2008	10,500,000
5,055,000		Illinois Finance Authority, (Series A-2), 1.90% TOBs (Advocate Health Care Network), Mandatory Tender 2/5/2009	5,055,000
16,000,000		Illinois Health Facilities Authority Daily VRDNs (OSF Health Care Systems)/(JPMorgan Chase Bank, N.A. LOC), 4.250%, 10/1/2008	16,000,000
5,700,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 7.950%, 10/1/2008	5,700,000
10,315,000	[2,3]	Metropolitan Pier & Exposition Authority, IL, AUSTIN (Series 2008-3007X) Weekly VRDNs (Bank of America N.A. LIQ), 5.670%, 10/2/2008	10,315,000
8,730,000	[2,3]	Regional Transportation Authority, IL, MERLOTS (Series 2001-A48) Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 5.040%, 10/1/2008	8,730,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Illinois--continued
$5,335,000		Romeoville, IL, (Series 2006) Daily VRDNs (Lewis University)/(JPMorgan Chase Bank, N.A. LOC), 4.250%, 10/1/2008	$5,335,000
665,000		Upper Illinois River Valley Development Authority, (Series 2001) Weekly VRDNs (Tri-Con Materials, Inc.)/(Citibank NA, New York LOC), 8.250%, 10/2/2008	665,000
		TOTAL	96,535,000
		Indiana--5.1%
8,850,000		Bluffton, IN, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 8.060%, 10/2/2008	8,850,000
9,000,000		Carmel Clay Schools, IN, 3.75% TANs, 12/31/2008	9,010,830
715,000		Carmel, IN, (Series 1996-A) Weekly VRDNs (Telamon Corp.)/(LaSalle Bank, N.A. LOC), 7.500%, 10/2/2008	715,000
9,500,000		Crawfordsville, IN EDA, (Series 2002) Weekly VRDNs (Kroger Co.)/ (U.S. Bank, N.A. LOC), 8.060%, 10/2/2008	9,500,000
1,185,000		Hamilton County, IN, EDRB (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank, N.A. LOC), 7.500%, 10/2/2008	1,185,000
12,500,000		Indiana Finance Authority, (Series 2008C) Weekly VRDNs (Clarian Health Partners, Inc.)/(Bank of New York LOC), 8.280%, 10/1/2008	12,500,000
35,300,000		Indiana Health & Educational Facility Financing Authority, (Series 2005B) Weekly VRDNs (Clarian Health Obligated Group)/(FSA INS)/(Dexia Credit Local LIQ), 8.050%, 10/1/2008	35,300,000
11,000,000	[2,3]	Indiana Health & Educational Facility Financing Authority, Term Tender Custodial Receipts (Series 2008-P), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 12/4/2008	11,002,847
3,100,000		Indiana Health Facility Financing Authority, (Series 2002) Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC), 8.150%, 10/1/2008	3,100,000
5,500,000		Indiana Port Commission, (Series 2000) Weekly VRDNs (Kosmos Cement Co.)/(Wachovia Bank N.A. LOC), 7.650%, 10/1/2008	5,500,000
3,250,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2006) Weekly VRDNs (Mittal Steel USA, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 8.180%, 10/1/2008	3,250,000
10,900,000		Indiana State Finance Authority (Health System Bonds), (Series 2008B) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 7.900%, 10/2/2008	10,900,000
1,410,000	[2,3]	Indiana State HFA, MERLOTS (Series 2001-A2) Weekly VRDNs (Wachovia Bank N.A. LIQ), 5.300%, 10/1/2008	1,410,000
30,000,000		Indianapolis, IN Local Public Improvement Bond Bank, (Sub-Series 2008C-2) Weekly VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 8.400%, 10/1/2008	30,000,000
39,350,000	[2,3]	Indianapolis, IN Local Public Improvement Bond Bank, DFA Municipal Trust (Series 2008-45) Weekly VRDNs (Indianapolis, IN Waterworks Department)/ (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 6.230%, 10/2/2008	39,350,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Indiana--continued
$7,000,000		Richmond, IN EDA Weekly VRDNs (Gannett Co., Inc.), 5.400%, 10/1/2008	$7,000,000
4,375,000		Winona Lake, IN EDRB, (Series 1999) Weekly VRDNs (Grace College)/(Key Bank, N.A. LOC), 8.000%, 10/2/2008	4,375,000
		TOTAL	192,948,677
		Iowa--2.7%
605,000		Iowa Finance Authority, (Series 1998) Weekly VRDNs (Schumacher Elevator)/(Wells Fargo Bank, N.A. LOC), 8.250%, 10/2/2008	605,000
32,700,000		Iowa Finance Authority, (Subseries 2005A-2) Weekly VRDNs (Iowa Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 7.950%, 10/1/2008	32,700,000
8,200,000	[2,3]	Iowa Finance Authority, Term Tender Custodial Receipts (Series 2008Q), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/26/2008	8,201,686
60,000,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LOC), 8.230%, 10/2/2008	60,000,000
		TOTAL	101,506,686
		Kansas--0.2%
6,000,000		Manhattan, KS IDRB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 8.250%, 10/2/2008	6,000,000
		Kentucky--0.5%
12,000,000		Calvert City, KY Pollution Control, (Series 1993A) Weekly VRDNs (Air Products & Chemicals, Inc.), 8.550%, 10/2/2008	12,000,000
3,040,000		Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC Project)/(Harris, N.A. LOC), 8.960%, 10/2/2008	3,040,000
2,900,000		Jefferson County, KY, (Series 2002A) Weekly VRDNs (ULH, Inc.-University of Louisville)/(Regions Bank, Alabama LOC), 8.010%, 10/2/2008	2,900,000
100,000		Muhlenberg County, KY, (Series 1997) Weekly VRDNs (Plastic Products Co.)/(Wells Fargo Bank, N.A. LOC), 8.250%, 10/2/2008	100,000
		TOTAL	18,040,000
		Louisiana--2.8%
3,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 10.000%, 10/2/2008	3,000,000
25,000,000		Lake Charles, LA Harbor & Terminal District, (Series 2008), 2.25% TOBs (Lake Charles Cogeneration LLC)/(Rabobank Nederland NV, Utrecht INV), Mandatory Tender 3/15/2009	25,000,000
12,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2002) Weekly VRDNs (Isidore Newman School)/(SunTrust Bank LOC), 7.950%, 10/1/2008	12,000,000
11,520,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2007A) Weekly VRDNs (St. James Place of Baton Rouge)/(LaSalle Bank, N.A. LOC), 8.010%, 10/2/2008	11,520,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Louisiana--continued
$20,000,000		Louisiana Public Facilities Authority Daily VRDNs (Air Products & Chemicals, Inc.), 4.850%, 10/1/2008	$20,000,000
33,300,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 4.850%, 10/1/2008	33,300,000
1,200,000		New Orleans, LA IDB, (Series 2007) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(Whitney National Bank LOC), 8.500%, 10/2/2008	1,200,000
		TOTAL	106,020,000
		Maine--0.2%
7,875,000		Maine Finance Authority, (Series 2002) Weekly VRDNs (The Jackson Laboratory)/(Bank of America N.A. LOC), 8.370%, 10/2/2008	7,875,000
		Maryland--0.1%
3,951,500		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 8.010%, 10/7/2008	3,951,500
		Massachusetts--3.2%
10,250,000		Commonwealth of Massachusetts, Consolidated Loan (Series 2006A) Daily VRDNs (Dexia Credit Local LIQ), 4.500%, 10/1/2008	10,250,000
41,060,000	[2,3]	Commonwealth of Massachusetts, PUTTERs (Series 443) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.390%, 10/2/2008	41,060,000
8,500,000		Greater Attleboro-Taunton, MA Regional Transportation Authority, 2.50% RANs (GTD by Commonwealth of Massachusetts), 8/21/2009	8,522,093
7,705,000	[2,3]	Massachusetts HEFA, (Series 2007-0001) Weekly VRDNs (Worcester City Campus Corp.)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 4.060%, 10/2/2008	7,705,000
4,950,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Suffolk University)/(RBS Citizens Bank N.A. LOC), 8.300%, 10/2/2008	4,950,000
17,000,000		Massachusetts IFA, (Series 1992B), 1.80% CP (New England Power Co.), Mandatory Tender 1/8/2009	17,000,000
3,000,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer Academy)/(RBS Citizens Bank N.A. LOC), 8.280%, 10/2/2008	3,000,000
12,000,000		Massachusetts School Building Authority, (Series A), 1.60% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 1/15/2009	12,000,000
2,200,000	[2,3]	Massachusetts School Building Authority, PUTTERs (Series 2479Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 8.110%, 10/2/2008	2,200,000
5,055,000	[2,3]	Massachusetts State College Building Authority, MERLOTS (Series 2000-B11) Weekly VRDNs (Wachovia Bank N.A. LIQ), 5.680%, 10/1/2008	5,055,000
8,000,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 8.300%, 10/2/2008	8,000,000
		TOTAL	119,742,093
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Michigan--1.3%
$39,300,000		Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 7.250%, 10/2/2008	$39,300,000
11,000,000	[2,3]	Michigan State Hospital Finance Authority, Term Tender Custodial Receipts (Series 2008H), 2.85% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	11,002,166
		TOTAL	50,302,166
		Minnesota--0.4%
470,000		Coon Rapids, MN, (Series 1998) Weekly VRDNs (Gerald R. Sizer)/(Wells Fargo Bank, N.A. LOC), 8.250%, 10/2/2008	470,000
5,750,000		East Grand Forks, MN Solid Waste Disposal Weekly VRDNs (American Crystal Sugar Co.)/(Wachovia Bank N.A. LOC), 8.660%, 10/2/2008	5,750,000
4,500,000		East Grand Forks, MN Solid Waste Disposal, (Series 2005-B) Weekly VRDNs (American Crystal Sugar Co.)/(Wachovia Bank N.A. LOC), 8.660%, 10/2/2008	4,500,000
5,900,000		Minnetonka, MN, MFH Revenue Refunding Bonds (Series 1995) Weekly VRDNs (Southampton Apartments (MN))/(National Bank of Canada, Montreal LOC), 8.300%, 10/2/2008	5,900,000
		TOTAL	16,620,000
		Mississippi--0.4%
10,000,000		Mississippi Business Finance Corp., (Series 2007A) Weekly VRDNs (PSL-North America LLC)/(JPMorgan Chase Bank, N.A. LOC), 8.050%, 10/2/2008	10,000,000
5,360,000		Mississippi Home Corp., (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (Jackson Partners LP)/(FNMA LOC), 8.200%, 10/2/2008	5,360,000
		TOTAL	15,360,000
		Missouri--2.4%
6,326,000		Branson Creek, MO Community Improvement District, Special Assessment Bonds (Series 2002) Weekly VRDNs (Regions Bank, Alabama LOC), 7.760%, 10/1/2008	6,326,000
660,000		Missouri Development Finance Board, (Series 1995) Weekly VRDNs (Wilson Trailer Sales, Inc.)/(Wells Fargo Bank, N.A. LOC), 8.150%, 10/2/2008	660,000
5,250,000		Missouri State HEFA, (Series 2005C-4) Weekly VRDNs (SSM Healthcare)/ (FSA INS)/(Citibank NA, New York LIQ), 8.050%, 10/1/2008	5,250,000
14,100,000		Missouri State HEFA, (Series 2005D-2) Weekly VRDNs (SSM Healthcare)/ (FSA INS)/(Dexia Credit Local LIQ), 8.050%, 10/1/2008	14,100,000
23,000,000		Missouri State HEFA, (Subseries 2005A-2) Weekly VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 8.050%, 10/1/2008	23,000,000
19,110,300		Missouri State Housing Development Commission, 2.40% TOBs (Rabobank Nederland NV, Utrecht INV), Mandatory Tender 8/1/2009	19,110,300
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Missouri--continued
$4,300,000		St. Louis, MO IDA, (Series 1991) Weekly VRDNs (U.S. Durum Milling, Inc.)/(LaSalle Bank, N.A. LOC), 7.500%, 10/1/2008	$4,300,000
19,610,000	[2,3]	St. Louis, MO, SPEARs (DB-161) Weekly VRDNs (Lambert-St. Louis International Airport)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 4.060%, 10/2/2008	19,610,000
		TOTAL	92,356,300
		Multi State--3.7%
84,322,392	[2,3]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (Bank of America N.A. LIQ)/(LaSalle Bank, N.A. LOC), 7.330%, 10/2/2008	84,322,392
4,730,000	[2,3]	Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 8.900%, 10/2/2008	4,730,000
7,710,000	[2,3]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT)/ (Series 2007-50) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 7.320%, 10/2/2008	7,710,000
24,895,000		FHLMC, (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 8.460%, 10/2/2008	24,895,000
20,460,000		Missouri-Illinois Metropolitan District Bi-State Development Agency, (Series 2002A) Weekly VRDNs (Metrolink Cross County Extension)/(GTD by FSA INS)/(WestLB AG LIQ), 9.000%, 10/1/2008	20,460,000
		TOTAL	142,117,392
		Nebraska--0.1%
1,625,000		Douglas County, NE Hospital Authority No. 001, (Series 2002) Weekly VRDNs (Florence Home)/(LaSalle Bank, N.A. LOC), 8.080%, 10/2/2008	1,625,000
280,000		Douglas County, NE Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 8.250%, 10/2/2008	280,000
280,000		Douglas County, NE, IDR Refunding Bonds (Series 1994) Weekly VRDNs (Omaha Fixture Manufacturing Project)/(JPMorgan Chase Bank, N.A. LOC), 8.150%, 10/2/2008	280,000
		TOTAL	2,185,000
		Nevada--1.7%
25,000,000		Clark County, NV Airport System, (Series 2008F), 3.00% BANs, 7/1/2009	25,193,314
30,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008B-1) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 8.200%, 10/2/2008	30,000,000
9,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-2) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 7.930%, 10/1/2008	9,000,000
		TOTAL	64,193,314
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New Jersey--1.7%
$10,885,000	[2,3]	New Jersey State Transportation Trust Fund Authority, PUTTERs (Series 2805) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase & Co. LIQ), 5.000%, 10/2/2008	$10,885,000
10,000,000		Passaic County, NJ, 2.25% BANs, 5/13/2009	10,015,015
12,525,000		Robbinsville Township, NJ, 2.75% BANs, 9/24/2009	12,597,063
5,000,000		Secaucus, NJ, 3.00% BANs, 1/16/2009	5,004,262
6,580,000		Somers Point, NJ, (Series 2008A), 2.75% BANs, 7/1/2009	6,614,200
9,180,000	[2,3]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B) Weekly VRDNs (JPMorgan Chase & Co. LIQ)/(United States Treasury PRF), 5.250%, 10/2/2008	9,180,000
9,140,000		Woodbridge Township, NJ, 2.50% BANs, 7/3/2009	9,194,126
		TOTAL	63,489,666
		New Mexico--1.1%
2,000,000		Albuquerque, NM, (Series 1996A) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 8.250%, 10/2/2008	2,000,000
25,000,000		New Mexico Educational Assistance Foundation, Education Loan Bonds (Senior Series 2008A-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 8.150%, 10/1/2008	25,000,000
8,895,617		New Mexico Mortgage Finance Authority, (Draw Down Issue 2008), 2.490% TOBs (Trinity Plus Funding Co. LLC INV), Mandatory Tender 10/1/2008	8,895,617
5,486,793		New Mexico Mortgage Finance Authority, (Draw Down Issue 2008), 2.490% TOBs (Trinity Plus Funding Co. LLC INV), Mandatory Tender 4/1/2009	5,486,793
		TOTAL	41,382,410
		New York--3.4%
7,500,000		Binghamton, NY City School District, 2.75% BANs, 9/18/2009	7,531,752
16,500,000		Homer, NY CSD, 2.75% BANs, 8/14/2009	16,605,328
8,050,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A) Weekly VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/(Bank of America N.A. and Citibank NA, New York LOCs), 7.500%, 10/1/2008	8,050,000
40,000,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2003 C-1) Daily VRDNs (DePfa Bank PLC LIQ), 9.000%, 10/1/2008	40,000,000
24,000,000		New York City, NY, (1994 Series A-4) Daily VRDNs (GTD by WestLB AG LOC), 4.150%, 10/1/2008	24,000,000
30,000,000		Syracuse, NY, (Series 2008), 2.75% RANs, 6/30/2009	30,154,318
		TOTAL	126,341,398
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		North Carolina--3.2%
$2,582,000		Charlotte, NC, (Series 2005), 2.05% CP (KBC Bank N.V. LIQ), Mandatory Tender 1/30/2009	$2,582,000
2,897,000		Charlotte, NC, Cultural Arts Facilities (Series 2007A), 1.95% CP (Wachovia Bank N.A. LOC), Mandatory Tender 2/19/2009	2,897,000
2,709,000		Charlotte, NC, Cultural Arts Facilities (Series 2007A), 2.10% CP (Wachovia Bank N.A. LOC), Mandatory Tender 1/15/2009	2,709,000
6,100,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC), 7.250%, 10/2/2008	6,100,000
3,950,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Guilford College)/(Branch Banking & Trust Co. LOC), 8.050%, 10/2/2008	3,950,000
5,810,000		North Carolina Medical Care Commission, (Series 1998) Weekly VRDNs (Cornelia Nixon Davis Nursing Home, Inc.)/(Wachovia Bank N.A. LOC), 8.060%, 10/2/2008	5,810,000
4,295,000		North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Rutherford Hospital, Inc.)/(Branch Banking & Trust Co. LOC), 8.050%, 10/2/2008	4,295,000
88,110,000		North Carolina Medical Care Commission, (Series 2008) Weekly VRDNs (CaroMont Health)/(Assured Guaranty Corp. INS)/(Regions Bank, Alabama LIQ), 9.500%, 10/1/2008	88,110,000
5,000,000		North Carolina Medical Care Commission, (Series 2008B) Weekly VRDNs (Deerfield Episcopal Retirement Community)/(Branch Banking & Trust Co. LOC), 8.050%, 10/2/2008	5,000,000
		TOTAL	121,453,000
		Ohio--3.3%
9,620,000		Allen County, OH, (Series 2008C) Daily VRDNs (Catholic Healthcare Partners)/(Wachovia Bank N.A. LOC), 7.000%, 10/1/2008	9,620,000
8,000,000	[2,3]	Cleveland, OH Airport System, (Series 2001) SGA-126 Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 8.100%, 10/1/2008	8,000,000
5,900,000		Cuyahoga County, OH, (Series 2008A) Weekly VRDNs (Berea Children's Home)/(Key Bank, N.A. LOC), 8.000%, 10/2/2008	5,900,000
2,500,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997) Weekly VRDNs (Witco Corp.)/(Bank of America N.A. LOC), 8.100%, 10/2/2008	2,500,000
16,760,000		Franklin County, OH Hospital Facility Authority, (Series 2008E) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 7.900%, 10/2/2008	16,760,000
13,500,000	[2,3]	Franklin County, OH, Term Tender Custodial Receipts (Series 2008N), 2.55% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 12/4/2008	13,502,308
9,500,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/ (Citizens Bank of Pennsylvania LOC), 8.300%, 10/2/2008	9,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Ohio--continued
$6,065,000		Marion County, OH Health Care Facilities, (Series 2002) Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC), 8.150%, 10/1/2008	$6,065,000
10,990,000	[2,3]	Middletown, OH, (MT-239) Weekly VRDNs (Middletown Regional Hospital)/ (Merrill Lynch & Co., Inc. LIQ)/(Lloyds TSB Bank PLC, London LOC), 6.240%, 10/2/2008	10,990,000
10,000,000	[2,3]	Montgomery County, OH, Term Tender Custodial Receipts (Series 2008AB), 2.75% TOBs (Miami (OH) Valley Hospital), Mandatory Tender 11/6/2008	10,002,455
13,450,000	[2,3]	Montgomery County, OH, Term Tender Custodial Receipts (Series 2008B), 3.00% TOBs (Miami (OH) Valley Hospital), Mandatory Tender 11/20/2008	13,453,624
4,000,000	[2,3]	Montgomery County, OH, Term Tender Custodial Receipts (Series 2008D), 3.00% TOBs (Miami (OH) Valley Hospital), Mandatory Tender 11/21/2008	4,001,098
15,525,000		Portage County, OH Board of County Hospital Trustees, (Series 2005) Weekly VRDNs (Robinson Memorial Hospital)/(Key Bank, N.A. LOC), 8.010%, 10/2/2008	15,525,000
		TOTAL	125,819,485
		Oklahoma--0.5%
19,200,000		Oklahoma Development Finance Authority, (Series 2003) Weekly VRDNs (ConocoPhillips Co.)/(GTD by ConocoPhillips), 8.250%, 10/1/2008	19,200,000
		Oregon--0.8%
17,500,000		Oregon State, (Series 2008A), 3.00% TANs, 6/30/2009	17,666,600
12,000,000		Port of Portland, OR Airport, (Subseries 18B) Weekly VRDNs (Portland International Airport)/(Lloyds TSB Bank PLC, London LOC), 10.600%, 10/1/2008	12,000,000
		TOTAL	29,666,600
		Pennsylvania--3.7%
5,000,000		Bethlehem, PA Area School District, (Series 2007) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 8.500%, 10/2/2008	5,000,000
7,785,000	[2,3]	Delaware Valley, PA Regional Finance Authority, BB&T Floater Certificates (Series 2028) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 4.663%, 10/2/2008	7,785,000
500,000		Pennsylvania EDFA, (1995 Series E) Weekly VRDNs (Home Nursing Agency Affiliates Project)/(PNC Bank, N.A. LOC), 8.250%, 10/2/2008	500,000
18,840,000	[2,3]	Pennsylvania State Higher Education Facilities Authority, Term Tender Custodial Receipts (Series 2008-A), 2.95% TOBs (University of Pennsylvania Health System), Mandatory Tender 11/14/2008	18,843,303
34,900,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series C of 2008) Daily VRDNs (Children's Hospital of Philadelphia)/(Wachovia Bank N.A. LIQ), 7.000%, 10/1/2008	34,900,000
71,225,000		Pittsburgh, PA Water & Sewer Authority, (Series D-2 of 2008) (First Lien Bonds) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 8.300%, 10/2/2008	71,225,000
		TOTAL	138,253,303
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Rhode Island--0.2%
$5,075,000		Rhode Island State Health and Educational Building Corp., (Series 2008A) Weekly VRDNs (Care New England)/(JPMorgan Chase Bank, N.A. LOC), 7.250%, 10/2/2008	$5,075,000
3,955,000		Rhode Island State Health and Educational Building Corp., (Series 2008B) Weekly VRDNs (Care New England)/(JPMorgan Chase Bank, N.A. LOC), 7.250%, 10/2/2008	3,955,000
		TOTAL	9,030,000
		South Carolina--3.7%
8,145,000		Greenville, SC Hospital System, (Series A), 3.00% Bonds, 5/1/2009	8,194,871
8,320,000		Hampton County, SC, (Series 2007) Weekly VRDNs (Carolina Soya LLC)/ (Regions Bank, Alabama LOC), 8.760%, 10/2/2008	8,320,000
10,000,000		Piedmont Municipal Power Agency, SC, (Series 2008D) Weekly VRDNs (Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 7.500%, 10/2/2008	10,000,000
2,500,000		South Carolina Education Facilities Authority Weekly VRDNs (Newberry College)/(Branch Banking & Trust Co. LOC), 8.050%, 10/2/2008	2,500,000
2,300,000		South Carolina Jobs-EDA, EDRB Weekly VRDNs (Para-Chem Southern, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 8.160%, 10/2/2008	2,300,000
9,380,000	[2,3]	South Carolina Jobs-EDA, Term Tender Custodial Receipts (Series 2008-AK), 2.65% TOBs (Palmetto Health Alliance)/(Branch Banking & Trust Co. LOC), Mandatory Tender 1/15/2009	9,385,440
6,275,000	[2,3]	South Carolina State Public Service Authority (Santee Cooper), (MT-614) Weekly VRDNs (GTD by BH Finance LLC)/(Merrill Lynch & Co., Inc. LIQ), 4.900%, 10/2/2008	6,275,000
92,010,000		South Carolina Transportation Infrastructure Bank, Revenue Refunding Bonds (Series 2003B-3) Weekly VRDNs (Wachovia Bank N.A. LOC), 7.950%, 10/1/2008	92,010,000
		TOTAL	138,985,311
		South Dakota--0.0%
1,000,000		South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 8.250%, 10/2/2008	1,000,000
		Tennessee--0.8%
2,300,000		Jackson, TN IDB, (Series 1999) Weekly VRDNs (Bobrick Washroom Equipment)/(Regions Bank, Alabama LOC), 8.060%, 10/2/2008	2,300,000
14,000,000	[2,3]	Memphis, TN, (PT-3801) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 4.250%, 10/2/2008	14,000,000
15,000,000	[2,3]	Tennessee Energy Acquisition Corp., (PT-3907) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 4.300%, 10/2/2008	15,000,000
		TOTAL	31,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Texas--13.6%
$14,500,000		Brazos Harbor, TX IDC, (Series 2003) Weekly VRDNs (ConocoPhillips), 8.250%, 10/1/2008	$14,500,000
900,000		Corpus Christi, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.), 2.500%, 10/8/2008	900,000
5,270,000	[2,3]	El Paso County, TX Hospital District, PUTTERs (Series 2998) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 6.350%, 10/2/2008	5,270,000
25,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2001) Weekly VRDNs (American Acryl LP)/(Citibank NA, New York LOC), 8.400%, 10/2/2008	25,000,000
14,600,000		Harris County, TX HFDC, (Series 2005 A-3) Daily VRDNs (Methodist Hospital, Harris County, TX), 4.250%, 10/1/2008	14,600,000
19,400,000		Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 8.150%, 10/2/2008	19,400,000
12,000,000		Harris County, TX HFDC, (Series 2008B) Weekly VRDNs (St. Luke's Episcopal Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 6.500%, 10/2/2008	12,000,000
23,300,000		Harris County, TX HFDC, (Series B) Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A., Bayerische Landesbank, JPMorgan Chase & Co., Northern Trust Co., Chicago, IL and St. Luke's Episcopal Hospital LIQs), 4.250%, 10/1/2008	23,300,000
7,000,000		Harris County, TX HFDC, (Subseries 2005 A-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 4.250%, 10/1/2008	7,000,000
31,500,000		Harris County, TX HFDC, (Subseries 2005 A-4) Daily VRDNs (Methodist Hospital, Harris County, TX), 4.250%, 10/1/2008	31,500,000
955,000		Harris County, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.), 4.000%, 10/1/2008	955,000
6,525,000	[2,3]	Houston, TX Water & Sewer System, Variable Certificates (Series 2002F) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 5.400%, 10/2/2008	6,525,000
20,000,000		Houston, TX, (Series F), 1.73% CP, Mandatory Tender 1/15/2009	20,000,000
5,000,000		Houston, TX, (Series G), 1.70% CP, Mandatory Tender 12/1/2008	5,000,000
6,000,000		Houston, TX, (Series G), 3.00% CP, Mandatory Tender 12/9/2008	6,000,000
3,900,000	[2,3]	North Texas Municipal Water District, PUTTERs (Series 2488) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 6.720%, 10/2/2008	3,900,000
60,000,000	[2,3]	North Texas Tollway Authority, DFA Floating Certificates (Series 2008-06) Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 5.750%, 10/2/2008	60,000,000
19,900,000		San Antonio, TX Electric & Gas System, (Series 2003) Weekly VRDNs (Bank of America N.A. LIQ), 7.750%, 10/1/2008	19,900,000
7,000,000	[2,3]	San Antonio, TX ISD, (PT-1184) Weekly VRDNs (GTD by Texas PSFG Program)/(Merrill Lynch & Co., Inc. LIQ), 5.800%, 10/2/2008	7,000,000
20,000,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4246) Weekly VRDNs (KBC Bank N.V. LIQ), 8.180%, 10/2/2008	20,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Texas--continued
$33,750,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4281) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 8.530%, 10/2/2008	$33,750,000
32,500,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10014) Weekly VRDNs (Citigroup Financial Products, Inc. LIQ), 5.650%, 10/2/2008	32,500,000
7,000,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10015) Weekly VRDNs (Landesbank Hessen-Thueringen LIQ), 5.650%, 10/2/2008	7,000,000
15,000,000		Texas State Department of Housing & Community Affairs, (Series 2007) Weekly VRDNs (Onion Creek Housing Partners Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 8.250%, 10/2/2008	15,000,000
4,695,000	[2,3]	Texas State Transportation Commission, MACON Trust (Series 2005I) Weekly VRDNs (Texas State)/(Bank of America N.A. LIQ), 4.100%, 10/2/2008	4,695,000
11,200,000	[2,3]	Texas State Transportation Commission, PUTTERs (Series 2615) Weekly VRDNs (Texas State)/(JPMorgan Chase Bank, N.A. LIQ), 6.930%, 10/2/2008	11,200,000
94,000,000		Texas State, (Series 2008), 3.00% TRANs, 8/28/2009	95,157,611
9,735,000	[2,3]	Tyler, TX Water & Sewer System, MuniTOPS (Series 2005-20) Weekly VRDNs (Bank of America N.A. LIQ), 4.440%, 10/2/2008	9,735,000
		TOTAL	511,787,611
		Utah--0.8%
8,570,000		Murray City, Utah Hospital Revenue, (Series 2005B) Daily VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LIQ), 4.250%, 10/1/2008	8,570,000
12,500,000	[2,3]	Riverton, UT Hospital Revenue Authority, PUTTERs (Series 1762) Weekly VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase & Co. LIQ), 4.930%, 10/2/2008	12,500,000
7,430,000	[2,3]	Utah State Transit Authority, (PT-4320) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 4.670%, 10/2/2008	7,430,000
2,600,000		Weber County, UT IDRB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 8.250%, 10/2/2008	2,600,000
		TOTAL	31,100,000
		Vermont--0.2%
9,115,000		Vermont Educational and Health Buildings Financing Agency, (Series 2008A) Weekly VRDNs (Fletcher Allen Health Care Inc.)/(TD Banknorth N.A. LOC), 7.880%, 10/1/2008	9,115,000
		Virginia--0.3%
7,000,000	[2,3]	ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT)/ (Series 2003-33) Weekly VRDNs (Fairfax County, VA EDA)/(Bank of America N.A. LIQ), 4.860%, 10/2/2008	7,000,000
3,300,000		Hampton, VA IDA, (Series 1998) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 7.650%, 10/2/2008	3,300,000
		TOTAL	10,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Washington--2.0%
$19,175,000		Energy Northwest, WA, Electric Revenue Bonds (Series 2003-D-3-1: Project No. 3) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 8.050%, 10/1/2008	$19,175,000
6,995,000	[2,3]	Energy Northwest, WA, (PT-734) Weekly VRDNs (GTD by BH Finance LLC)/ (Merrill Lynch & Co., Inc. LIQ), 9.950%, 10/2/2008	6,995,000
2,600,000		Everett, WA Weekly VRDNs (Bank of America N.A. LOC), 7.300%, 10/2/2008	2,600,000
24,000,000		Issaquah Community Properties, WA, (Series 2001B) Weekly VRDNs (Bank of America N.A. LOC), 7.300%, 10/2/2008	24,000,000
11,500,000		Seattle, WA Housing Authority, (Series 2007) Weekly VRDNs (High Point South LP)/(Key Bank, N.A. LOC), 8.000%, 10/2/2008	11,500,000
9,720,000	[2,3]	Seattle, WA Municipal Light & Power, MERLOTS (Series 2001 A42), 2.10% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/18/2009	9,720,000
2,495,000	[2,3]	Washington State, PUTTERs (Series 2480) Weekly VRDNs (PNC Bank, N.A. LIQ), 4.270%, 10/2/2008	2,495,000
		TOTAL	76,485,000
		West Virginia--0.9%
10,500,000		Grant County, WV County Commission, PCRB (Series 1994), 2.05% CP (Virginia Electric & Power Co.), Mandatory Tender 12/9/2008	10,500,000
21,500,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 1.75% CP (Virginia Electric & Power Co.), Mandatory Tender 11/7/2008	21,500,000
		TOTAL	32,000,000
		Wisconsin--0.1%
2,650,000		Combined Locks, WI, Revenue Refunding Bonds, (Series 1997) Weekly VRDNs (Appleton Papers)/(LaSalle Bank, N.A. LOC), 8.760%, 10/2/2008	2,650,000
		TOTAL MUNICIPAL INVESTMENTS--92.3% (AT AMORTIZED COST) [4]	3,486,482,169
		OTHER ASSETS AND LIABILITIES - NET--7.7% [5]	289,947,515
		TOTAL NET ASSETS--100%	$3,776,429,684

Securities that are subject to the federal alternative minimum tax (AMT) represent 14.1% of the portfolio as calculated based upon total market value.

1 Current rate and next reset date shown for Variable Rate Demand Notes.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2008, these restricted securities amounted to $856,880,960, which represented 22.7% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At September 30, 2008, these liquid restricted securities amounted to $856,880,960, which represented 22.7% of total net assets.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service or F-1+ or F-1 by Fitch Ratings are all considered rated in the highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At September 30, 2008, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value

First Tier	Second Tier
96.8%	3.2%

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices	$ --
Level 2--Other Significant Observable Inputs	3,486,482,169
Level 3--Significant Unobservable Inputs	--
TOTAL	$3,486,482,169

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
CSD	--Central School District
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bond
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PCR	--Pollution Control Revenue
PCRB	--Pollution Control Revenue Bond
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificate
SFM	--Single-Family Mortgage
SPEARs	--Short Puttable Exempt Adjustable Receipts
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable-Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2008 (unaudited)

Assets:
Total investments in securities, at amortized cost		$3,486,482,169
Cash		40,708,341
Income receivable		14,037,356
Receivable for investments sold		202,146,111
Receivable for shares sold		95,222,937
TOTAL ASSETS		3,838,596,914
Liabilities:
Payable for investments purchased	$40,106,011
Payable for shares redeemed	16,764,151
Payable for Directors'/Trustees' fees	657
Income distribution payable	4,247,408
Payable for shareholder services fee (Note 4)	865,857
Accrued expenses	183,146
TOTAL LIABILITIES		62,167,230
Net assets for 3,775,371,790 shares outstanding		$3,776,429,684
Net Assets Consist of:
Paid-in capital		$3,775,322,640
Accumulated net realized gain on investments		1,013,654
Undistributed net investment income		93,390
TOTAL NET ASSETS		$3,776,429,684
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$3,414,846,993 ÷ 3,413,707,230 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$361,582,691 ÷ 361,664,560 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended September 30, 2008 (unaudited)

Investment Income:
Interest			$44,475,764
Expenses:
Investment adviser fee (Note 4)		$9,341,264
Administrative personnel and services fee (Note 4)		1,457,259
Custodian fees		65,863
Transfer and dividend disbursing agent fees and expenses--Investment Shares		1,004,034
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares		7,545
Directors'/Trustees' fees		13,904
Auditing fees		9,526
Legal fees		18,665
Portfolio accounting fees		87,311
Shareholder services fee--Investment Shares (Note 4)		2,582,091
Shareholder services fee--Institutional Service Shares (Note 4)		276,690
Account administration fee--Investment Shares		1,435
Account administration fee--Institutional Service Shares		142,802
Share registration costs		72,705
Printing and postage		54,359
Insurance premiums		6,694
Miscellaneous		3,616
TOTAL EXPENSES		15,145,763
Waivers, Reduction and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(1,000,311)
Waiver of administrative personnel and services fee (Note 4)	(35,518)
Reduction of custodian fees	(28,264)
Reimbursement of shareholder services fee--Investment Shares (Note 4)	(39,752)
Reimbursement of shareholder services fee--Institutional Service Shares (Note 4)	(276,690)
Reimbursement of account administration fee--Institutional Service Shares (Note 4)	(58,892)
TOTAL WAIVERS, REDUCTION AND REIMBURSEMENTS		(1,439,427)
Net expenses			13,706,336
Net investment income			30,769,428
Net realized loss on investments			(126,917)
Change in net assets resulting from operations			$30,642,511

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2008	Year Ended 3/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$30,769,428	$83,385,502
Net realized gain (loss) on investments	(126,917)	1,357,773
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	30,642,511	84,743,275
Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(27,674,863)	(75,886,007)
Institutional Service Shares	(3,006,223)	(7,487,806)
Distributions from net realized gain on investments
Investment Shares	--	(200,720)
Institutional Service Shares	--	(18,485)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(30,681,086)	(83,593,018)
Share Transactions:
Proceeds from sale of shares	7,007,964,403	10,319,726,736
Net asset value of shares issued to shareholders in payment of distributions declared	25,950,656	78,630,583
Cost of shares redeemed	(6,674,208,442)	(9,875,497,943)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	359,706,617	522,859,376
Change in net assets	359,668,042	524,009,633
Net Assets:
Beginning of period	3,416,761,642	2,892,752,009
End of period (including undistributed net investment income of $93,390 and $5,048, respectively)	$3,776,429,684	$3,416,761,642

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2008 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Tax-Free Instruments Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Investment Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is current income exempt from federal income tax consistent with stability of principal. At least 80% of the annual interest income that the Fund distributes will be exempt from federal income tax, including the federal AMT for individuals and corporations. Interest income from the Fund's investments may be subject to state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, transfer and dividend disbursing agent and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended September 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the Treasury). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The U.S. Treasury Department's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which is due to expire on December 18, 2008, the fee incurred by the Fund is 0.01% of the amount of its net assets as of September 19, 2008 (accordingly, the Fund's gross expenses will increase by this amount). This 0.01% fee for the initial three months of the Program would equate to approximately 0.04% of Fund expense on an annualized basis, which amount may vary depending upon asset levels. Given that asset levels may vary, the yield impact of these fees may vary over time. The U.S. Treasury Department, at their sole discretion, may extend the Program to no later than September 18, 2009. If the Program is extended beyond December 18, 2008, continued participation will require payment of additional fees, which may be more or less than the 0.01% fee imposed for the initial three months of the Program. It is currently anticipated that the Fund will continue to participate if the Program is extended; however, there is no assurance that the Fund will do so.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 9/30/2008		Year Ended 3/31/2008
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	6,337,435,187	$6,337,435,187	9,328,446,741	$9,328,446,741
Shares issued to shareholders in payment of distributions declared	24,962,312	24,962,312	76,056,283	76,056,283
Shares redeemed	(6,099,155,826)	(6,099,155,826)	(8,924,047,761)	(8,924,047,761)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	263,241,673	$263,241,673	480,455,263	$480,455,263

	Six Months Ended 9/30/2008		Year Ended 3/31/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	670,529,216	$670,529,216	991,279,995	$991,279,995
Shares issued to shareholders in payment of distributions declared	988,344	988,344	2,574,300	2,574,300
Shares redeemed	(575,052,616)	(575,052,616)	(951,450,182)	(951,450,182)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	96,464,944	$96,464,944	42,404,113	$42,404,113
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	359,706,617	$359,706,617	522,859,376	$522,859,376

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Passport Research, Ltd. is the Fund's investment adviser (the "Adviser"). At a Special Meeting of Shareholders held on July 22, 2008, the shareholders of the Fund approved a new investment advisory contract between Passport Research, Ltd. (as the new Adviser for the Fund), and the Trust, on behalf of the Fund. The new investment advisory contract for the Adviser became effective on July 31, 2008. The previous investment adviser for the Fund was Federated Investment Management Company (FIMCO), and its investment advisory contract was terminated effective July 31, 2008. The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2008, $1,000,311 of the advisory fees were voluntarily waived.

Adviser's Background

The Adviser is a Pennsylvania limited partnership organized in 1981. FIMCO is the general partner of the Adviser and has a 50.5% interest in the Adviser. FIMCO is owned by Federated Investors, Inc.; Edward D. Jones & Co., L.P., doing business as Edward Jones, is the limited partner of the Adviser and has a 49.5% interest in the Adviser. For the period from July 31, 2008 through September 30, 2008, FIMCO received approximately 52% of the Adviser's revenues received from the Fund, while Edward Jones received approximately 48%. This allocation may vary depending upon total assets in the Fund or other factors.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $35,518 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Investment Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $5,066 of Service Fees for the six months ended September 30, 2008. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended September 30, 2008, FSSC voluntarily reimbursed $316,442 of shareholder services fees and $58,892 of account administration fees. For the six months ended September 30, 2008, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended September 30, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,285,090,000 and $1,835,671,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended September 30, 2008, the Fund's expenses were reduced by $28,264 under these arrangements.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of September 30, 2008, there were no outstanding loans. During the six months ended September 30, 2008, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of September 30, 2008, there were no outstanding loans. During the six months ended September 30, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

Edward Jones

In the normal course of business, Edward Jones is named, from time to time, as a defendant in various legal actions, including arbitrations, class actions, and other litigation. Certain of these legal actions include claims for substantial compensatory and/or punitive damages or claims for indeterminate amounts of damages. Edward Jones is involved, from time to time, in investigations and proceedings by governmental and self-regulatory agencies, certain of which may result in adverse judgments, fines, or penalties.

The potential impact of these legal proceedings is uncertain. As of the date of this report, Edward Jones does not believe that any current or anticipated legal proceedings will have a material adverse impact on Edward Jones or the Fund. However, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Fund.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Shareholder Meeting Results

A Special Meeting of Shareholders of Tax-Free Instruments Trust, a portfolio of Money Market Obligations Trust (the "Trust") was held on July 22, 2008. On May 27, 2008, the record date for shareholders voting at the meeting, there were 3,838,013,828 total outstanding shares of the Trust. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM 1

To approve a new investment advisory contract between Passport Research Ltd., and the Trust, on behalf of the Fund.

For	Against	Abstained
1,794,199,052	60,641,832	126,514,214

Evaluation and Approval of Advisory
Contract - May 2008

TAX-FREE INSTRUMENTS TRUST (THE "FUND")

At a Special Meeting of Shareholders held on July 22, 2008, the shareholders of the Fund approved a new investment advisory contract between Passport Research, Ltd. (as the new investment adviser for the Fund), and the Trust, on behalf of the Fund. The contracts for Passport Research, Ltd. became effective on July 31, 2008. The previous investment adviser for the fund was Federated Investment Management Company, which is the general partner of the current adviser, and its investment advisory contract was terminated effective July 31, 2008.

This change in investment advisers was effected without any discontinuity in the operations of the Fund, without changes in the fees charged to the Fund as a result of the change, and without changes in the personnel responsible for managing the Fund. At meetings held in May 2008, the Board reviewed the current and previous investment advisory contracts with regard to both the current and previous investment advisers. The Board's decision regarding these contracts reflects the exercise of its business judgment.

The Board requested and reviewed information that the Board believed necessary to evaluate the contracts. In connection with this review, the Federated Funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund, including the Fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation for the advisory contracts at the Board's May 2008, meetings. This Senior Officer's evaluation covered the topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contracts.

During its review of the contracts, the Board considered the compensation and benefits received by the previous adviser, and to be received by the current investment adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services that were or may be received by the previous investment adviser, and that may be received by the current investment adviser, from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an investment adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided or to be provided by the previous investment adviser, and to be provided by the current investment adviser; the previous investment adviser's and the current investment adviser's cost of providing the services; the extent to which the previous investment adviser realized or may realize, and the current investment adviser may realize, "economies of scale" as the Fund grows larger; any indirect benefits that accrued or that may accrue to the previous investment adviser, or that may accrue to the current investment adviser, and their respective affiliates as a result of each of their relationships with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the current investment adviser's services and fees. The Board further considered, as part of its review of the Senior Officer report, the relevance of any management fees (including any components thereof) charged to institutional and other clients for what might be viewed as like services, and the costs of supplying such services. The Board was aware of these factors and was guided by them in its review of the contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its consideration of the contracts, the Board has requested and received substantial and detailed information about the Fund and the Federated organization, and its affiliated advisers (Advisers), including the current investment adviser, that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Thus, the Board's consideration of the contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Advisers' investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate); the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the historical and anticipated overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the current investment adviser and its affiliates. The Board also considered the likely preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the previous investment adviser had been and the current investment adviser was anticipated to be executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the current investment adviser's investment management services are expected to be such as to warrant the approval of the contracts. In this regard, the Senior Officer reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). The Senior Officer concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors, being subject to different laws and regulations, different legal structure, different average account sizes, different associated costs, and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Board also considered that, during the year ending December 31, 2007, the Fund's performance fell below the median of the relevant peer group. The Board discussed the relevant performance with the previous investment adviser and the current investment adviser and recognized the efforts undertaken, and to be undertaken, by the previous investment adviser and the current investment adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the previous investment advisor and the current investment adviser have made significant and long-term investments in areas that support all of the Federated Funds (including the Fund), such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the previous investment adviser and the current investment adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the approval of, the investment advisory contracts.

In its decision to approve the investment advisory contracts, the Board was mindful that the new investment advisory contract for the current investment advisor would be submitted to shareholders of the Fund for approval. Thus, the Board's approval of the contracts reflected the fact that it is the shareholders of the Fund who effectively would be approving the selection of the current investment adviser for the Fund and the approval of the contracts.

The Board based its decision to approve the contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board decision to approve the contracts reflects its determination that, based on the information requested and supplied, Federated's past performance and actions (including those of the current investment adviser) in providing services to other mutual funds provide a satisfactory basis to support the decision to approve the investment advisory contracts.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N195
Cusip 60934N187

8110107 (11/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Money Market Obligations Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	November 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	November 20, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	November 20, 2008